NOTE 7 - OPTIONS AND WARRANTS OUTSTANDING (Tables)	6 Months Ended
Jun. 30, 2012
Other Liabilities Disclosure [Abstract]
Weighted Average Schedule
	Amount	Weighted Average Exercise Price	Weighted Average Years to Maturity
Outstanding at December 31, 2011	240	$28.125000	0.978

Issued	0
Exercised	0
Expired	0

Outstanding at June 30, 2012	240	28,125.000	0.479